SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets Net
Finance lease, right-of-use assets, net (classified under property and equipment, net)	$ 214	$ 283
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Noncurrent	Assets, Noncurrent
Operating lease, right-of-use assets, net	$ 308	$ 628
Total right-of-use assets, net	522	911
Finance lease liabilities	$ 57	$ 77
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total Liabilities Current	Total Liabilities Current
Operating lease liabilities	$ 308	$ 345
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Total Liabilities Current	$ 365	$ 422
Finance lease liabilities	$ 142	$ 205
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total Liabilities Non Current	Total Liabilities Non Current
Operating lease liabilities	$ 38	$ 320
Total Liabilities Non Current	180	525
Total lease liabilities	$ 545	$ 947